Note 10 - Commitments and Contingencies	9 Months Ended
Jul. 31, 2014
Notes
Note 10 - Commitments and Contingencies

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Legal--We are subject to legal proceedings, claims and liabilities which arise in the ordinary course of business. We accrue for losses associated with legal claims when such losses are probable and can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change. Legal fees are charged to expense as they are incurred.

Environmental--We accrue for losses associated with environmental remediation obligations when such losses are probable and can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Recoveries of environmental remediation costs from other parties are recorded at their undiscounted value as assets when their receipt is deemed probable.

Acquisition

On June 6, 2014, the Company entered into an agreement, which was amended on August 11, 2014, to acquire all of the shares of an independent oil and gas company for cash of $6,000,000 and 900,000 restricted shares of the Company’s common stock.  The assets of the independent oil and gas company include:

48 producing oil and gas wells, all of which will be operated by us after closing, leases covering approximately 10,400 gross and net acres, and miscellaneous equipment.

If the acquisition is completed, we will have an average working interest of approximately 100% (80% net revenue interest) in the 48 producing wells and leases. The oil and gas properties are located in the Horseshoe-Gallup field in San Juan County, New Mexico.

The closing of the transaction is subject to completion of title reviews and other conditions which are normal for a transaction of this nature. The Company has made a $100,000 deposit towards the purchase price as of July 31, 2014. The seller will retain this deposit if the transactions does not close by September 30, 2014, provided that the seller meets all of the other conditions required for closing.